8. Trade receivables (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	R$ 393	R$ 704
Not overdue
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	362	673
Less than 30 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	10	15
30-60 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	5	5
61-90 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	5	2
Greater than 90 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	R$ 11	R$ 9